COLLABORATION AND LICENSE AGREEMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Apr. 30, 2025
Schedule of License and Collaboration Agreements [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Total revenue		$ 0	$ 212		$ 212	$ 424	$ 858	$ 636
Research and development		758	6,074		3,629	11,799	19,597	41,507
AbCellera Collaboration
Schedule of License and Collaboration Agreements [Line Items]
Research and development							0	400
License
Schedule of License and Collaboration Agreements [Line Items]
Total revenue							800	600
License Agreement | Sanofi
Schedule of License and Collaboration Agreements [Line Items]
Upfront payment				$ 3,000
Aggregate development and regulatory milestone payments							43,000
Obligation to payment upon maximum achievement of certain clinical and commercial milestones							150,000
License Agreement | Sanofi | License Rights
Schedule of License and Collaboration Agreements [Line Items]
Transaction costs associated with asset acquisition									$ 100
License Agreement | Sanofi | License Rights | IPR&D
Schedule of License and Collaboration Agreements [Line Items]
Research and development							0	0	$ 3,100
Collaboration and license revenue
Schedule of License and Collaboration Agreements [Line Items]
Total revenue		$ 0	$ 212		$ 212	$ 424	$ 858	$ 636
Johnson & Johnson | Securities Purchase Agreement
Schedule of License and Collaboration Agreements [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	454,545
Sale of stock, price per share (in dollars per share)	$ 14.56
Sale of stock, premium on stock price (as a percent)	10.00%
Gross proceeds	$ 6,600
Allocated amounts	1,200
Johnson & Johnson | Securities Purchase Agreement | Fair Value, Nonrecurring
Schedule of License and Collaboration Agreements [Line Items]
Fair value	5,400
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Premium
Schedule of License and Collaboration Agreements [Line Items]
Allocated amounts	700
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Discount for Lack of Marketability
Schedule of License and Collaboration Agreements [Line Items]
Allocated amounts	$ 500
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Price Volatility | Fair Value, Nonrecurring
Schedule of License and Collaboration Agreements [Line Items]
Measurement input	1.132
Johnson & Johnson | Securities Purchase Agreement | Measurement Input, Risk Free Interest Rate | Fair Value, Nonrecurring
Schedule of License and Collaboration Agreements [Line Items]
Measurement input	0.0528
Johnson & Johnson | License
Schedule of License and Collaboration Agreements [Line Items]
Collaboration agreement term	2 years
Upfront payment										$ 500
Johnson & Johnson | License Agreement
Schedule of License and Collaboration Agreements [Line Items]
Collaboration agreement term	2 years